FORM 13F HOLDINGS REPORT

13F-HR
06/30/02
FRANCIS M. REPS
0001073402
gs@kq5bm
REPS FRANCIS M.
NONE
1

FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com

13F-HR
Form 13F Holdings Report

UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C. 20549

	FORM 13F

	FORM 13F COVER PAGE








Report for the Calendar Year or Quarter Ended: June 30, 2002



Check here if amendment [ ]; Amendment Number
This amendment (check only one): [ ] is a restatement
                               [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:		Francis M. Reps, Investment Advisor
Address: 	1201 Easy Street
		Wickenburg, AZ  85390

13F file Number: 28-7362

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Fran Younger
Title:	Assistant
Phone:	805-545-7712

Signature, place and date of Signing:

Fran Younger      San Luis Obispo, CA    August 2, 2002

Report type (check only one):

[X] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of other managers Reporting for this manager

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F HOLDINGS REPORT

















Report Summary

Number of Other Included Managers	0

Form 13F Table Entry Total	1

Form 13F Table Information Value Total	$92,212,872.00



NAME OF ISSUER		TITLE OF CLASS	CUSIP		VALUE	SHARES/	SH/PRN	INVSTMT	OTHER 	VOTING AUTHORITY

							(X$1000)		PRN AM		DSCRETN	MANAGRS
	SOLE/SHARED/NONE


ADVAN. MICRO DEV	COM		7903107		  972   100000	SH	SOLE	       100000
AMER CAP STRAT		COM		24937104	 1373    50000	SH	SOLE	        50000
AVON			COM		54303102	  940	 18000	SH	SOLE		18000
CARDINAL HEALTH		COM		141494108	  921	 15000	SH	SOLE		15000
CITIGROUP		COM		172967101	  774	 19866	SH	SOLE		19866
COMPUTER ASSOC.		COM		204912109	 6295	396200	SH	SOLE	       396200
CONSECO			COM		208464107	  100	 50000	SH	SOLE		50000
DANAHER GROUP		COM		235851102	  995	 15000	SH	SOLE		15000
ENERPLUS RESOURCES     COM            29274D604        5472   295000 SH	SOLE	       295000
FLEXTRONICS INTL.	COM		Y2573F102	  271	 38000	SH	SOLE		38000
HEWLETT PACKARD CPQ.	COM		428236103	  483    31625	SH	SOLE		31625
HOME DEPOT		COM		437076102	  741	 20200	SH	SOLE		20200
INTEL			COM		458140100	   73	  4000	SH	SOLE		 4000
JOHNSON & JOHNSON	COM		478160104	 1039	 16000	SH	SOLE		16000
INTERPUBLIC.GRP OF COS.COM	        460690100	  495    20000 SH      SOLE		20000
KROEGER			COM		501044101	 1094	 55000	SH	SOLE	        55000
MEDTRONIC		COM		585055106	 1024	 24000	SH	SOLE		24000
MGIC INVESTMENT		COM		552848103	  813	 18000	SH	SOLE		18000
MICROSOFT		COM		594918104	  844	 15600	SH	SOLE		15600
NEWMONT MINING		COM		651639106	  658    25000 SH 	SOLE		25000
NOBLE CORP		COM		G65422100	 4632	120000	SH	SOLE	       120000
OFFSHORE INC.		COM		G90078109	 1557	 50000	SH	SOLE		50000
PACKAGING CORP.		COM		695156109	  497	 25000	SH	SOLE		25000
PERMIAN BASIN		COM		714236106	19762  3750000	SH	SOLE	      3750000
PFIZER			COM		717081103	  700	 20000	SH	SOLE		20000
PROCTOR & GAMBLE	COM		742718109	  625     7000 SH	SOLE		 7000
PUTNAM ADVISORS		COM		746909100	  239	 38286	SH	SOLE		38286
PIMCO STRT GLBL GVT FD	COM		72200X104	 4205	365415	SH	SOLE	       365415
SAFEWAY			COM		786514208	  525	 18000	SH	SOLE		18000
SAN JUAN ROYALTY TRUST	COM		798241105	25018  2260000	SH	SOLE	      2260000
SUNGARD DATA SYST.	COM		867363103	  688	 26000	SH	SOLE		26000
TYCO INTERNATNL.	COM		902124106	 4606	451000	SH	SOLE	       451000
UNITED TECHNOLOGIES	COM		913017109	  814	 12000	SH	SOLE		12000
UNIVERSAL HEALTH SER.	COM		913903100	 1225	 25000	SH	SOLE		25000
WALMART			COM		931142103	  929	 16900	SH	SOLE		16900










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